UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

8.31.2007

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 11.99%					$82,513,336
(Cost $84,314,510)

Automobile Manufacturers 0.30%					2,066,250

Ford Motor Co.,
Note	7.450%	07-16-31	CCC+	$2,755	2,066,250

Consumer Finance 0.39%					2,695,092

General Motors Acceptance Corp.,
Bond	8.000	11-01-31	BB+	3,000	2,695,092

Electric Utilities 5.48%					37,700,764

Black Hills Corp.,
Note	6.500	05-15-13	BBB-	15,000	15,156,645
DPL, Inc.,
Sr Note	6.875	09-01-11	BBB-	5,036	5,269,998
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	15,000	14,027,925
Kentucky Power Co.,
Sr Note, Ser D	5.625	12-01-32	BBB	3,565	3,246,196

Gas Utilities 1.89%					12,985,759

Southern Union Co.,
Jr Sub Note Ser A (P)	7.200	11-01-66	BB	12,900	12,985,759

Integrated Oil & Gas 0.77%					5,328,210

Amerada Hess Corp.,
Note	7.125	03-15-33	BBB-	5,000	5,328,210

Multi-Utilities 1.65%					11,328,025

DTE Energy Co.,
Sr Note	6.375	04-15-33	BBB-	7,500	7,420,965
TECO Energy, Inc.,
Note	7.000	05-01-12	BB	3,810	3,907,060

Oil & Gas Refining & Marketing 1.51%					10,409,236

Valero Energy Corp.,
Note	7.500	04-15-32	BBB	9,500	10,409,236

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Capital preferred securities 10.40%					$71,570,515
(Cost $75,987,356)

Diversified Banks 6.18%					42,530,000

Credit Agricole Preferred Funding Trust	7.000	01-29-49	A	$9,000	8,730,000
HBOS Capital Funding L.P. (United
Kingdom) (F)	6.850	03-29-49	A	10,000	9,425,000
Lloyds TSB Bank Plc (United Kingdom) (F)	6.900	11-29-49	A+	25,000	24,375,000
Electric Utilities 1.02%					7,041,945

DPL Capital Trust II	8.125	09-01-31	BB+	6,225	7,041,945
Gas Utilities 1.82%					12,534,106

KN Capital Trust I, 8.56%, Ser B	8.560	04-15-27	B-	8,735	8,202,226
KN Capital Trust III	7.630	04-15-28	B-	4,960	4,331,880
Multi-Utilities 1.38%					9,464,464

Dominion Resources Capital Trust I	7.830	12-01-27	BB+	9,097	9,464,464
Issuer				Shares	Value

Common stocks 2.21%					$15,218,754
(Cost $15,965,889)

Electric Utilities 1.12%					7,687,140

Great Plains Energy, Inc.				271,247	7,687,140
Integrated Oil & Gas 0.41%					2,835,452

BP Plc, ADR (United Kingdom) (F)				42,094	2,835,452
Multi-Utilities 0.68%					4,696,162

CH Energy Group, Inc.				20,600	973,762
TECO Energy, Inc.				235,000	3,722,400
			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 125.10%					$860,610,865
(Cost $916,675,563)

Agricultural Products 2.46%					16,904,063

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)			BB+	195,000	16,904,063
Automobile Manufacturers 3.50%					24,105,212

Ford Motor Co., 7.50%			CCC+	761,385	13,369,921
General Motors Corp., 7.25%, Ser 07-15-41			B-	50,641	888,750
General Motors Corp., 7.375%, Ser 05-15-48			Caa1	558,194	9,846,541

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2007 (unaudited)

Broadcasting & Cable TV 3.39%			23,290,756

CBS Corp., 6.75%	BBB	91,600	2,183,744
Comcast Corp., 6.625%	BBB+	130,000	3,094,000
Comcast Corp., 7.00%	BBB+	119,900	3,033,470
Comcast Corp., 7.00%, Ser B	BBB+	602,556	14,979,542

Consumer Finance 3.85%			26,516,555

Ford Motor Credit Co., 7.60%	B1	25,000	487,000
HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	250,000	6,187,500
HSBC Finance Corp., 6.875%	AA-	636,118	15,832,976
SLM Corp., 6.00%	BBB+	142,495	2,567,760
SLM Corp., 6.97%, Ser A	BBB-	31,299	1,441,319

Diversified Banks 8.71%			59,886,038

BAC Capital Trust II, 7.00%	A+	94,600	2,354,594
BAC Capital Trust III, 7.00%	A+	22,000	544,720
BAC Capital Trust IV, 5.875%	A+	131,400	2,982,780
Fleet Capital Trust VIII, 7.20%	A+	20,400	512,856
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom) (F)	A	960,000	21,033,600
Santander Finance Preferred SA,
Unipersonal, 6.41%, Ser 1 (Spain) (F)	A+	100,000	2,385,000
USB Capital VIII, 6.35%, Ser 1	A+	269,700	6,224,676
USB Capital X, 6.50%	A+	85,000	2,019,600
Wachovia Preferred Funding Corp., 7.25%,
Ser A	A	674,800	17,376,100
Wells Fargo Capital Trust IV, 7.00%	AA-	177,800	4,452,112

Electric Utilities 16.83%			115,783,549

Consolidated Edison, Inc., $5.00, Ser A	BBB+	30,000	2,700,000
DTE Energy Trust II, 7.50%	BB+	37,400	944,350
Entergy Mississippi, Inc., 7.25%	A-	113,668	2,849,656
FPC Capital I, 7.10%, Ser A	BBB-	772,400	19,310,000
FPL Group Capital Trust I, 5.875%	BBB+	490,000	11,343,500
Georgia Power Co., 6.00%, Ser R	A	730,000	17,651,400
HECO Capital Trust III, 6.50%	BB+	140,000	3,430,000
Interstate Power & Light Co., 7.10%, Ser C	BBB-	354,900	8,872,500
Interstate Power & Light Co., 8.375%,
Ser B	Baa2	54,500	1,672,469
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	189,000	4,843,125
PPL Energy Supply, LLC, 7.00%	BBB	857,770	21,710,159
Southern California Edison Co., 6.00%,
Ser C	BBB-	30,000	2,996,250
Southern California Edison Co., 6.125%	BBB-	20,000	2,048,750
Virginia Power Capital Trust, 7.375%	BB+	500,000	12,525,000
Westar Energy, Inc., 6.10%	AAA	117,000	2,886,390

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2007 (unaudited)

Gas Utilities 5.14%			35,360,671

Laclede Capital Trust I, 7.70%	BBB+	82,800	2,070,828
Southern Union Co., 7.55%, Ser A	BB	449,000	11,480,930
Southwest Gas Capital II, 7.70%	BB	850,250	21,808,913

Hotels, Resorts & Cruise Lines 0.42%			2,893,840

Hilton Hotels Corp., 8.00%	BB-	118,600	2,893,840

Integrated Telecommunication Services 4.43%			30,473,151

Telephone & Data Systems, Inc., 6.625%	BB+	497,600	10,170,944
Telephone & Data Systems, Inc., 7.60%,
Ser A	BB+	647,876	14,778,052
Verizon New England, Inc., 7.00%, Ser B	A3	222,300	5,524,155

Investment Banking & Brokerage 13.91%			95,681,617

Fleet Capital Trust IX, 6.00%	A+	469,200	10,847,904
Goldman Sachs Group, Inc., 6.20%, Ser B	A	240,000	5,880,000
Lehman Brothers Holdings Capital Trust
III, 6.375%, Ser K	A-	793,400	18,287,870
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	142,500	6,412,500
Merrill Lynch Preferred Capital
Trust III, 7.00%	A	457,017	11,288,320
Merrill Lynch Preferred Capital
Trust IV, 7.12%	A	232,700	5,815,173
Merrill Lynch Preferred Capital
Trust V, 7.28%	A	373,700	9,368,659
Morgan Stanley Capital Trust III, 6.25%	A	764,025	17,526,734
Morgan Stanley Capital Trust IV, 6.25%	A	393,925	9,048,457
Morgan Stanley Capital Trust VI, 6.60%	A	50,000	1,206,000

Life & Health Insurance 8.29%			57,034,892

Lincoln National Capital VI, 6.75%, Ser F	A-	304,000	7,584,800
MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	27,954,109
Phoenix Cos., Inc. (The), 7.45%	BBB-	578,149	14,077,928
PLC Capital Trust IV, 7.25%	BBB+	141,400	3,485,510
PLC Capital Trust V, 6.125%	BBB+	83,300	1,865,920
Prudential Plc, 6.50% (United Kingdom) (F)	A-	83,500	2,066,625

Movies & Entertainment 4.12%			28,348,283

Viacom, Inc., 6.85%	BBB	1,196,635	28,348,283

Multi-Line Insurance 6.02%			41,448,306

Aegon NV, 6.375% (Netherlands) (F)	A-	241,265	5,816,899
Aegon NV, 6.50% (Netherlands) (F)	A-	157,750	3,849,100
ING Groep NV, 7.05% (Netherlands) (F)	A	603,970	14,960,337
ING Groep NV, 7.20% (Netherlands) (F)	A	671,000	16,821,970

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2007 (unaudited)

Multi-Utilities 9.61%			66,116,271

Avista Corp., $6.95, Ser K	BB-	129,860	12,953,535
BGE Capital Trust II, 6.20%	BBB-	807,028	18,747,260
DTE Energy Trust I, 7.80%	BB+	229,400	5,753,352
PNM Resources, Inc., 6.75%, Conv	BBB-	322,999	14,121,516
PSEG Funding Trust II, 8.75%	BB+	462,275	11,848,108
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	30,000	2,692,500

Oil & Gas Exploration & Production 6.04%			41,553,172

Chesapeake Energy Corp., 6.25%, Conv (G)	B+	7,330	1,832,500
Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,577,868
Nexen, Inc., 7.35% (Canada) (F)	BB+	1,494,079	37,142,804

Other Diversified Financial Services 14.49%			99,697,708

ABN AMRO Capital Funding Trust V, 5.90%	A	750,500	16,848,725
ABN AMRO Capital Funding Trust VI, 6.25%	A	353,900	8,546,685
Citigroup Capital VII, 7.125%	A+	153,042	3,812,276
Citigroup Capital VIII, 6.95%	A+	321,200	7,965,760
Citigroup Capital X, 6.10%	A+	720,000	16,646,400
DB Capital Funding VIII, 6.375%	A+	427,850	10,238,451
DB Capital Trust II, 6.55%	A+	486,050	11,670,061
JPMorgan Chase Capital XI, 5.875%, Ser K	A	985,000	21,975,350
JPMorgan Chase Capital XIV, 6.20%, Ser N	A	25,000	572,000
JPMorgan Chase Capital XVI, 6.35%	A	60,000	1,422,000

Real Estate Management & Development 5.20%			35,749,912

Duke Realty Corp., 6.50%, Depositary
Shares, Ser K REIT	BBB	151,600	3,411,000
Duke Realty Corp., 6.60%, Depositary
Shares, Ser L REIT	BBB	118,500	2,669,805
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J REIT	BBB	638,100	14,421,060
Public Storage, Inc., 6.18%, Depositary
Shares, Ser D REIT	BBB+	25,000	559,750
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W REIT	BBB+	450,000	10,093,500
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V REIT	BBB+	184,530	4,594,797

Regional Banks 3.51%			24,157,331

PFGI Capital Corp., 7.75%	A	926,900	24,157,331

Reinsurance 0.39%			2,681,244

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda) (F)	BBB	127,800	2,681,244

Specialized Finance 0.91%			6,273,050

CIT Group, Inc., 6.35%, Ser A	BBB+	130,000	2,827,500
Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands) (F)	BB+	137,000	3,445,550

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
August 31, 2007 (unaudited)

Thrifts & Mortgage Finance 1.23%					8,451,270

Abbey National Plc, 7.375% (United
Kingdom) (F)			A+	339,000	8,451,270
Wireless Telecommunication Services 2.65%					18,203,974

United States Cellular Corp., 7.50%			BB+	754,100	18,203,974
	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 0.15%					$1,000,000
(Cost $999,650)

Government U.S. Agency 0.15%					1,000,000

Federal Home Loan Bank,
Discount Note	4.200	09-04-07	AAA	$1,000	1,000,000

Total investments (Cost $1,093,942,968) 149.85%					$1,030,913,470

Other assets and liabilities, net 1.02%					$7,026,313

Fund preferred shares, at					($349,998,241)
liquidation value (50.87%)

Total net assets applicable to common shareholders 100.00%					$687,941,542

The percentage shown for each investment category is the total value of that category, at liquidation value as a percentage of the net assets applicable to common shareholders.

John Hancock
Preferred Income Fund III
Notes to Schedule of Investments
August 31, 2007 (unaudited)

ADR American depositary receipt.

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on August 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,904,063 or 2.46% of the net assets applicable to common shareholders as of August 31, 2007.

The cost of investments owned on August 31, 2007, including short-term investments, was $1,093,942,968. Gross unrealized appreciation and depreciation of investments aggregated $5,648,780 and $68,678,278, respectively, resulting in net unrealized depreciation of $63,029,498.

Notes to Schedule of Investments - Page 1

John Hancock
Preferred Income Fund III
Interest rate swap contracts
August 31, 2007 (unaudited)

		Rate type

Notional	Payments made		Payments received	Termination
amount	by Fund		by Fund	date	Counterparty	Appreciation

$ 35,000,000	3.998%	(a)	3-month LIBOR	Apr 09	Morgan Stanley	$485,317

(a) Fixed rate

Interest rate swap contracts

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. Net upfront payments received (paid) by the Fund are included as part of unrealized appreciation/depreciation on the Statement of Operations. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P12Q1 8/07
10/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 26, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 26, 2007